Receivables (Tables)	3 Months Ended
Mar. 31, 2017
Receivables [Abstract]
Summary of Financing Receivables

A summary of financing receivables as of March 31, 2017 and December 31, 2016 is as follows:

	March 31, 2017	December 31, 2016
	(in millions)
Retail	$9,832	$9,949
Wholesale	8,547	8,583
Other	95	130
Total	$18,474	$18,662

Summary of Aging of Receivables

The aging of financing receivables as of March 31, 2017 and December 31, 2016 is as follows (in millions):

	March 31, 2017
	30-59 Days Past Due	60-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
NAFTA	$29	$16	$—	$45	$6,888	$6,933	$22	$6,955
EMEA	3	4	—	7	319	326	—	326
LATAM	12	—	—	12	1,854	1,866	76	1,942
APAC	2	1	—	3	606	609	—	609
Total Retail	$46	$21	$—	$67	$9,667	$9,734	$98	$9,832
Wholesale
NAFTA	$—	$—	$—	$—	$3,579	$3,579	$21	$3,600
EMEA	43	4	—	47	3,749	3,796	20	3,816
LATAM	2	—	—	2	661	663	—	663
APAC	2	—	—	2	466	468	—	468
Total Wholesale	$47	$4	$—	$51	$8,455	$8,506	$41	$8,547

	December 31, 2016
	30-59 Days Past Due	60-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
NAFTA	$27	$—	$—	$27	$7,172	$7,199	$32	$7,231
EMEA	—	—	—	—	348	348	-	348
LATAM	14	—	—	14	1,662	1,676	73	1,749
APAC	1	-	—	1	620	621	—	621
Total Retail	$42	$-	$—	$42	$9,802	$9,844	$105	$9,949
Wholesale
NAFTA	$—	$—	$—	$—	$3,591	$3,591	$39	$3,630
EMEA	29	2	—	31	3,847	3,878	23	3,901
LATAM	-	—	—	-	594	594	2	596
APAC	2	-	6	8	448	456	-	456
Total Wholesale	$31	$2	$6	$39	$8,480	$8,519	$64	$8,583

Allowance for Credit Losses Activity

Allowance for credit losses activity for the three months ended March 31, 2017 and 2016 is as follows:

	Three Months Ended March 31, 2017
	Retail	Wholesale	Other	Total
Opening balance	$374	$200	$—	$574
Provision	13	6	—	19
Charge-offs, net of recoveries	(19)	(2)	—	(21)
Foreign currency translation and other	3	5	—	8
Ending balance	371	209	—	580
Ending balance: Individually evaluated for impairment	179	157	—	336
Ending balance: Collectively evaluated for impairment	192	52	—	244
Receivables:
Ending balance	9,832	8,547	95	18,474
Ending balance: Individually evaluated for impairment	318	472	—	790
Ending balance: Collectively evaluated for impairment	$9,514	$8,075	$95	$17,684

	Three Months Ended March 31, 2016
	Retail	Wholesale	Other	Total
Opening balance	$394	$158	$—	$552
Provision	12	11	—	23
Charge-offs, net of recoveries	(18)	(2)	—	(20)
Foreign currency translation and other	17	9	—	26
Ending balance	405	176	—	581
Ending balance: Individually evaluated for impairment	192	130	—	322
Ending balance: Collectively evaluated for impairment	213	46	—	259
Receivables:
Ending balance	10,254	8,529	37	18,820
Ending balance: Individually evaluated for impairment	399	710	—	1,109
Ending balance: Collectively evaluated for impairment	$9,855	$7,819	$37	$17,711

Allowance for credit losses activity for the year ended December 31, 2016 is as follows:

	December 31, 2016
	Retail	Wholesale	Other	Total
Opening balance	$394	$158	$—	$552
Provision	52	60	—	112
Charge-offs, net of recoveries	(82)	(14)	—	(96)
Foreign currency translation and other	10	(4)	—	6
Ending balance	374	200	—	574
Ending balance: Individually evaluated for impairment	179	149	—	328
Ending balance: Collectively evaluated for impairment	195	51	—	246
Receivables:
Ending balance	9,949	8,583	130	18,662
Ending balance: Individually evaluated for impairment	317	491	—	808
Ending balance: Collectively evaluated for impairment	$9,632	$8,092	$130	$17,854

Summary of Financing Receivable Impairment

Financing receivables are considered impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms. Receivables reviewed for impairment generally include those that are either past due, have provided bankruptcy notification, or require significant collection efforts. Impaired receivables are generally classified as non-performing.

	March 31, 2017				December 31, 2016
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment
	(in millions)
With no related allowance
Retail
NAFTA	$—	$—	$—	$—	$—	$—	$—	$—
EMEA	$96	$96	$—	$94	$90	$90	$—	$74
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$—	$—	$—	$—	$—	$—	$—	$—
Wholesale
NAFTA	$—	$—	$—	$—	$—	$—	$—	$—
EMEA	$—	$—	$—	$—	$—	$—	$—	$—
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$—	$—	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
NAFTA	$31	$30	$21	$31	$31	$30	$18	$31
EMEA	$165	$165	$142	$167	$171	$171	$143	$195
LATAM	$24	$24	$15	$24	$23	$23	$17	$23
APAC	$2	$2	$1	$2	$2	$2	$1	$2
Wholesale
NAFTA	$24	$24	$3	$26	$44	$43	$4	$46
EMEA	$420	$420	$137	$403	$420	$420	$131	$378
LATAM	$23	$15	$16	$22	$22	$15	$12	$18
APAC	$5	$5	$1	$5	$5	$5	$2	$18
Total
Retail	$318	$317	$179	$318	$317	$316	$179	$325
Wholesale	$472	$464	$157	$456	$491	$483	$149	$460

Carrying Amount of Restricted Assets Included In Financing Receivables

At March 31, 2017 and December 31, 2016, the carrying amount of such restricted assets included in financing receivables above are the following (in millions):

	Restricted Receivables
	March 31, 2017	December 31, 2016
Retail note and finance lease receivables	$6,872	$7,140
Wholesale receivables	6,359	6,445
Total	$13,231	$13,585